united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 98.0%
	ADVERTISING - 0.9%
8,363	Omnicom Group, Inc.	$670,880

	AEROSPACE / DEFENSE - 0.9%
26,691	Arconic, Inc.	668,343

	AIRLINES - 2.1%
11,990	Delta Air Lines, Inc.	731,870
7,815	United Airlines Holdings, Inc. *	718,277
		1,450,147
	APPAREL - 0.9%
6,021	Ralph Lauren Corp.	627,569

	AUTO PARTS & EQUIPMENT - 1.0%
14,817	Allison Transmission Holdings, Inc.	680,841

	BANKS - 5.1%
23,623	Bank of America Corp.	724,754
13,266	CIT Group, Inc.	670,596
1,538	First Citizens BancShares, Inc.	718,277
12,698	Popular, Inc.	730,897
10,962	SunTrust Banks, Inc.	730,069
		3,574,593
	BIOTECHNOLOGY - 1.0%
3,698	Amgen, Inc.	689,973

	BUILDING MATERIALS - 2.9%
16,632	Johnson Controls International PLC	705,862
2,492	Lennox International, Inc.	639,148
17,365	Masco Corp.	707,971
		2,052,981
	CHEMICALS - 1.0%
14,534	CF Industries Holdings, Inc.	720,305

	COMMERCIAL SERVICES - 5.0%
10,343	Booz Allen Hamilton Holding Corp.	711,081
23,340	H&R Block, Inc.	646,285
12,026	Robert Half International, Inc.	726,491
2,998	S&P Global, Inc.	734,360
5,337	Total System Services, Inc.	724,338
		3,542,555
	COMPUTERS - 3.9%
3,453	Apple, Inc.	735,627
32,863	HP, Inc.	691,438
8,555	Leidos Holdings, Inc.	702,365
11,084	NetApp, Inc.	648,303
		2,777,733
	DISTRIBUTION / WHOLESALE - 1.0%
16,984	HD Supply Holdings, Inc. *	688,022

	DIVERSIFIED FINANCIAL SERVICES - 11.1%
22,186	Ally Financial, Inc.	730,141
5,519	American Express Co.	686,398
4,691	Ameriprise Financial, Inc.	682,587
1,438	Credit Acceptance Corp. *	687,407
8,818	Discover Financial Services	791,327
8,406	LPL Financial Holdings, Inc.	705,011
8,142	Raymond James Financial, Inc.	656,815
19,897	Synchrony Financial	713,904
6,249	T Rowe Price Group, Inc.	708,574
13,669	TD Ameritrade Holding Corp.	698,486
34,649	Western Union Co.	727,629
		7,788,279
	ELECTRIC - 2.9%
11,339	Evergy, Inc.	685,896
19,743	NRG Energy, Inc.	674,026
30,597	Vistra Energy Corp.	656,612
		2,016,534
	ELECTRONICS - 3.9%
15,129	Avnet, Inc.	687,159
8,409	Fortive Corp.	639,504
27,466	Gentex Corp.	753,118
3,193	Waters Corp. *	672,318
		2,752,099
	ENGINEERING AND CONSTRUCTION - 1.0%
8,122	Jacobs Engineering Group, Inc.	670,146

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 98.0% (Continued)
	HEALTHCARE-PRODUCTS - 1.9%
8,377	Baxter International, Inc.	$703,417
9,897	Henry Schein, Inc. *	658,546
		1,361,963
	HEALTHCARE-SERVICES - 2.1%
13,151	Centene Corp. *	685,036
5,310	Universal Health Services, Inc.	801,067
		1,486,103
	HOUSEHOLD PRODUCTS/WARES - 1.0%
6,003	Avery Dennison Corp.	689,565

	INSURANCE - 8.9%
12,489	Aflac, Inc.	657,421
1,007	Alleghany Corp. *	690,530
6,753	Allstate Corp.	725,272
16,239	Assured Guaranty Ltd.	709,482
5,340	Hanover Insurance Group, Inc.	692,651
12,603	Loews Corp.	674,765
13,794	MetLife, Inc.	681,699
7,662	Torchmark Corp.	699,694
12,458	Voya Financial, Inc.	699,766
		6,231,280
	INTERNET - 2.1%
6,183	CDW Corp.	730,583
17,405	eBay, Inc.	716,912
		1,447,495
	IRON/STEEL - 1.0%
7,296	Reliance Steel & Aluminum Co.	729,235

	LEISURE TIME - 0.9%
13,068	Norwegian Cruise Line Holdings Ltd. *	646,082

	LODGING - 2.9%
7,061	Hilton Worldwide Holdings, Inc.	681,740
8,994	Hyatt Hotels Corp.	695,686
4,895	Marriott International, Inc.	680,699
		2,058,125
	MACHINERY-CONSTRUCTION AND MINING - 1.0%
8,243	Oshkosh Corp.	688,868

	MEDIA - 1.0%
22,515	Discovery, Inc. *	682,430

	MISCELLANEOUS MANUFACTURING - 2.0%
4,887	Carlisle Cos., Inc.	704,754
4,562	Illinois Tool Works, Inc.	703,597
		1,408,351
	OFFICE/BUSINESS EQUIPMENT - 0.9%
19,462	Xerox Corp.	624,730

	OIL & GAS - 1.8%
30,059	Cabot Oil & Gas Corp.	575,930
11,203	ConocoPhillips	661,873
		1,237,803

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 98.0% (Continued)
	PHARMACEUTICALS - 4.7%
6,173	Eli Lilly & Co.	$672,548
15,845	Herbalife Nutrition Ltd. *	649,962
8,168	Merck & Co., Inc.	677,862
15,704	Pfizer, Inc.	609,943
17,226	Premier, Inc. *	667,508
		3,277,823
	RETAIL - 9.1%
626	AutoZone, Inc. *	703,023
4,016	Burlington Stores, Inc. *	725,892
7,904	CarMax, Inc. *	693,655
19,872	Dick's Sporting Goods, Inc.	738,642
3,284	Home Depot, Inc.	701,758
1,842	O'Reilly Automotive, Inc. *	701,360
8,181	Starbucks Corp.	774,659
7,912	Target Corp.	683,597
6,246	Yum! Brands, Inc.	702,800
		6,425,386
	SEMICONDUCTORS - 3.3%
3,642	Lam Research Corp.	759,758
14,502	Teradyne, Inc.	808,196
5,905	Texas Instruments, Inc.	738,184
		2,306,138
	SOFTWARE - 2.9%
5,558	Aspen Technology, Inc. *	732,933
2,897	MSCI, Inc.	658,314
12,062	Oracle Corp.	679,091
		2,070,338
	TELECOMMUNICATIONS - 1.9%
12,466	Cisco Systems, Inc.	690,616
5,254	Ubiquiti Networks, Inc.	676,347
		1,366,963
	TRANSPORTATION - 4.0%
8,852	CSX Corp.	623,181
6,828	Genesee & Wyoming, Inc. *	749,783
6,392	Landstar System, Inc.	711,238
4,067	Union Pacific Corp.	731,857
		2,816,059

	TOTAL COMMON STOCK (Cost - $66,505,825)	68,925,737

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.1%
3,065	SBA Communications Corp. *
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost - $690,195)	752,182

	TOTAL INVESTMENTS - 99.1% (Cost - $67,196,020)	$69,677,919
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.9%	665,251
	TOTAL NET ASSETS - 100.0%	$70,343,170

* Non-Income producing security.
PLC - Public Limited Company

Leadershares AlphaFactor® US Core Equity ETF Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value teams. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Leadershares AlphaFactor® US Core Equity ETF Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

Leadership AlphaFactor® US Core Equity ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$68,925,737	$-	$-	$68,925,737
Real Estate Investment Trust	752,182	-	-	752,182
Total	$69,677,919	$-	$-	$69,677,919

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Leadershares AlphaFactor® US Core Equity ETF Fund	$67,196,020	$3,746,356	$(1,264,457)	$2,481,899

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/24/2019